Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating cash flows from operating leases	¥ 838	¥ 773	¥ 1,050
Right-of-use assets obtained in exchange for lease obligations: operating leases	1,626		2,213
Lease liability settled through termination of lease: operating leases		875	627
Right-of-use assets disposed through termination of lease: operating leases		¥ 875	¥ 704